Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ (1,012)	$ (957)	$ (3,855)